The latest report from your
Fund's management team

ANNUAL REPORT

Health Sciences
Fund

(formerly Global Health Sciences Fund)

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

A fter providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks - technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

[A 2" x 3" photo bottom middle of page of John Hancock Health Sciences Fund. Caption below reads "Linda Miller."]

John Hancock
Health Sciences Fund

Health-care stocks enjoy strong gains

Health-care stocks had a terrific year, posting robust gains in the face of lackluster returns for the overall stock market. At the top of the list were biotech stocks. Their rise was fueled by excitement over the success of the Human Genome Project, which is expected to foster the development of breakthrough drugs that will come to market over the next several years.

The performance of large pharmaceutical company stocks also helped lift the health-care sector's returns. Drug stocks rebounded in 2000 after a lackluster performance in 1999 due to concerns about the presidential election and fears of drug price controls resulting from a major restructuring of the Medicare program. Companies that offered exciting new drugs -- therapies for everything from diabetes to Alzheimer's Disease to serious infections -- recently have done quite well. Companies with drugs facing near-term patent expiration, or where product developments were less than expected, were disappointments. While patent expirations were tough medicine for some drug companies' stocks, anticipated patent expirations proved to be the right prescription for generic and specialty drug stocks.

Medical technology companies, too, had a nice year. The instrumentation stocks were strong thanks to robust demand for their products that stemmed from exciting new genetic research underway at pharmaceutical and biotechnology companies and in academic labs.

"At the top
 of the list
 were biotech
 stocks."

The biggest turnaround in health care this year, however, was the hearty showing of health insurers, or HMOs, and hospital companies. These sectors revived as a strong economy allowed many individuals to buy health insurance, and afforded increases in premiums not seen in several years. As a result, insurers hiked payments to hospitals. And now towards the end of the year, it appears that the government also may ease up on Medicare payments as well.

Fund performance

For the 12 months ended October 31, 2000, John Hancock Health Sciences Fund had strong absolute results, with its Class A, Class B and Class C shares posting total returns of 45.83%, 44.84% and 44.84%, respectively, at net asset value. The average health-care/biotechnology fund returned 81.23% during the 12-month period, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is Pfizer 4.7%, the second is Medtronic 3.6%, the third Allergan 3.3%, the fourth ALZA 3.2% and the fifth Baxter International 3.0%. A note below the table reads "As a percentage of net assets on October 31, 2000."]

"...we choose
 to moderate
 risk through
 diversifica-
 tion."

Given our desire to remain diversified across a number of industries within the health-care group, our weighting in biotech was smaller than many of our peers, at approximately 25%. That caused our performance to lag theirs. What's more, the Fund's peer group contains a fair number of funds that are exclusively or more heavily tilted toward the biotech sector than are we. Various subsectors of the health-care group routinely fall in and out of favor. Rather than make the Fund's performance dependent on the fortunes of one sector, we choose to moderate risk through diversification. Although short-term results might not support this strategy, we believe that long-term results should.

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is Genentech followed by an up arrow with the phrase "Enthusiasm for biotech sector and upcoming products." The second listing is Medtronic followed by an up arrow with phrase "Spurred by medical device advances." The third listing is Bristol-Myers Squibb followed by a down arrow with the phrase "Concerns over patent expiration and new product introductions." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

Biotech leaders

Biotech industry leader Genentech was one of our best performers throughout the year. Its success stemmed from the company's pipeline of new products, including several for cancer and metabolic diseases. Some of these products were developed with other of our holdings. For example, Alkermes, a maker of biotech drug delivery systems, developed a sustained release version of Genentech's growth hormone, and IDEC Pharmaceuticals, a monoclonal antibody company, developed a treatment for lymphoma cancers that Genentech markets. The market-leading biotech equipment companies Waters Corp. and Applied Bio -- which makes DNA test and measurement equipment -- also posted strong gains. Demand for the companies' products grew quickly as biotech labs built out their genomics research capabilities and drug companies added more research efforts.

Devices, service companies strong

Within the medical device industry, we had a number of good performers. Medtronic, for example, benefited from the introduction of a broad array of new products. In addition, investors were very enthusiastic about the company's future products that will be used to treat chronic conditions -- such as congestive heart failure -- which are currently not well-served by either drugs or existing devices. Stryker, an orthopedics company, benefited from the excellent job it did in absorbing Howmedica, which it acquired from Pfizer. Its growth rate accelerated in the process.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 10% with 0% at the bottom and 100% at the top. The first bar represents the 45.83% total return for John Hancock Health Sciences Fund Class A. The second bar represents the 44.84% total return for John Hancock Health Sciences Fund Class B. The third bar represents the 44.84% total return for John Hancock Health Sciences Fund Class C. The fourth bar represents the 81.23% total return for Average health-care/biotechnology fund. A note below the chart reads "Total returns for John Hancock Health Sciences Fund are at net asset value with all distributions reinvested. The average health-care/biotechnology fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Health-care service companies also performed well. Drug distributor Cardinal Health benefited from the improving fortunes of drug companies, as well as by the fact that it offers value-added products to its customers. Health maintenance organization UnitedHealth Group was lifted by its ability to expand its enrollment, increase its prices ahead of rising costs, add more services such as dental care, and increase productivity thanks to previous investments in technology.

Some drug stocks lag

While some of our drug holdings, such as Warner-Lambert (now Pfizer), did well on the success of new product introductions, others that faced impending patent expirations were disappointing. Bristol-Myers Squibb, for example, weakened when it encountered concerns over the expiration of the patents on some of its anti-cancer and diabetes drugs. Furthermore, the FDA stalled the introduction of the company's eagerly anticipated high blood pressure drug Vanlev. Similarly, Johnson & Johnson fell as its Propulsid product was withdrawn from the market and other products were late getting to market.

"We continue
 to have a
 positive out-
 look for the
 health-care
 industry..."

Outlook

We continue to have a positive outlook for the health-care industry despite the near-term uncertainties, which include the moderation in U.S. economic growth, continued weak economies in Europe and Asia, the unclear national political objectives and the high valuations of certain sectors in health care. But many major multinational health-care companies have reported relatively strong earnings growth, despite weak foreign currencies. This growth should be supported by continued industry consolidation that should result in efficiencies across several sectors. Furthermore, new technological advances and a robust funding environment should support strong new product development in many areas. And a moderate political agenda and moderating economy should represent a favorable background for investing in domestic health-care facilities and service organizations. Longer-term, the continued aging of populations in the mature economies of the world will drive increasing demand for health-care products and services.

-------------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Health Sciences Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully for a discussion of the risks associated with industry-segment investing, before you invest or send money.

CLASS A
For the period ended October 31, 2000
                                                                    SINCE
                                              ONE         FIVE    INCEPTION
                                             YEAR        YEARS    (10/1/91)
                                           ------      -------    ---------
Cumulative Total Returns                   38.55%      128.91%      410.44%
Average Annual Total Returns               38.55%       18.01%       19.66%

CLASS B
For the period ended October 31, 2000
                                                                    SINCE
                                              ONE         FIVE    INCEPTION
                                             YEAR        YEARS     (3/7/94)
                                           ------      -------    ---------
Cumulative Total Returns                   39.84%      130.68%      196.20%
Average Annual Total Returns               39.84%       18.20%       17.73%

CLASS C
For the period ended October 31, 2000
                                                       SINCE
                                              ONE    INCEPTION
                                             YEAR     (3/1/99)
                                           ------    ---------
Cumulative Total Returns                   42.41%       38.71%
Average Annual Total Returns               42.41%       21.67%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Health Sciences Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Health Sciences Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on October 1, 1991, before sales charge, and is equal to $53,749 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $51,061 as of October 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $44,811 as of October 31, 2000.

Line chart with the heading John Hancock Health Sciences Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on March 7, 1994, before sales charge, and is equal to $34,708 as of October 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $29,620 as of October 31, 2000.

Line chart with the heading John Hancock Health Sciences Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund on March 1, 1999, before sales charge, and is equal to $14,010 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $13,870 as of October 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $11,773 as of October 31, 2000.

*No contingent deferred sales charge applicable.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $345,407,768)               $473,236,373
Short-term investments (cost -
$83,204,139)                                        83,204,139
                                             -----------------
                                                   556,440,512
Cash                                                   117,352
Receivable for investments sold                      4,338,232
Receivable for shares sold                             412,752
Dividends receivable                                    80,975
Interest receivable                                      5,169
Other assets                                            10,843
                                             -----------------
Total Assets                                       561,405,835
                                             -----------------
Liabilities:
Payable for investments purchased                   19,231,744
Payable for shares repurchased                         132,641
Payable for securities on loan - Note A             54,840,139
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                              1,022,861
Accounts payable and accrued expenses                  137,082
                                             -----------------
Total Liabilities                                   75,364,467
                                             -----------------
Net Assets:
Capital paid-in                                    324,064,679
Accumulated net realized gain on
investments and foreign currency
transactions                                        34,152,262
Net unrealized appreciation of
investments and foreign currency
transactions                                       127,828,231
Accumulated net investment loss                         (3,804)
                                             -----------------
Net Assets                                        $486,041,368
                                             =================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial interest outstanding
- unlimited number of shares authorized with no par value)
Class A - $177,848,582/3,557,550                        $49.99
==============================================================
Class B - $293,870,921/6,180,081                        $47.55
==============================================================
Class C - $14,321,865/301,200                           $47.55
==============================================================
Maximum Offering Price Per Share:
Class A* - ($49.99/95%)                                 $52.62
==============================================================
Class C - ($47.55/99%)                                  $48.03
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 2000
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $35,911)                                   $1,707,192
Interest                                               820,701
Income on securities loaned                            189,993
                                             -----------------
                                                     2,717,886
                                             -----------------
Expenses:
Investment management fee - Note B                   2,741,156
Distribution and service fee - Note B
Class A                                                401,690
Class B                                              2,210,684
Class C                                                 80,572
Transfer agent fee - Note B                          1,191,256
Custodian fee                                          134,062
Registration and filing fees                           111,754
Accounting and legal services fee -
Note B                                                  68,957
Auditing fee                                            31,200
Advisory board - Note B                                 30,000
Printing                                                24,748
Trustees' fees                                          16,683
Miscellaneous                                           20,137
Legal fees                                               2,920
                                             -----------------
Total Expenses                                       7,065,819
                                             -----------------
Net Investment Loss                                 (4,347,933)
                                             -----------------
Realized and Unrealized Gain (Loss)
on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold               56,381,266
Net realized loss on foreign currency
transactions                                          (786,198)
Change in net unrealized appreciation
(depreciation) of investments                       72,712,042
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                              (342)
                                             -----------------
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                       128,306,768
                                             -----------------
Net Increase in Net Assets Resulting
from Operations                                   $123,958,835
                                             =================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                        ---------------------------------------
                                                1999                  2000
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                           ($2,291,611)          ($4,347,933)
Net realized gain (loss) on
investments sold and foreign
currency transactions                          (6,023,839)           55,595,068
Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                                    8,367,386            72,711,700
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                          51,936           123,958,835
                                        -----------------     -----------------
From Fund Share Transactions - Net: *          39,104,970           115,116,636
                                        -----------------     -----------------
Net Assets:
Beginning of period                           207,808,991           246,965,897
                                        -----------------     -----------------
End of period (including
accumulated net investment loss
of $2,773 and $3,804,
respectively)                                $246,965,897          $486,041,368
                                        =================     =================

*Analysis of Fund Share Transactions:
                                                                      YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------
                                                          1999                                        2000
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     3,253,210          $111,435,835             6,803,768          $295,102,700
Less shares repurchased                        (3,023,257)         (103,321,157)           (5,952,619)         (257,149,155)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      229,953            $8,114,678               851,149           $37,953,545
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     2,247,732           $75,438,648             3,160,721          $132,966,633
Less shares repurchased                        (1,398,156)          (46,313,310)           (1,619,972)          (65,800,140)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      849,576           $29,125,338             1,540,749           $67,166,493
                                        =================     =================     =================     =================
CLASS C**
Shares sold                                        58,751            $1,916,419               289,772           $11,955,280
Less shares repurchased                            (1,591)              (51,465)              (45,732)           (1,958,682)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       57,160            $1,864,954               244,040            $9,996,598
                                        =================     =================     =================     =================

** Class C shares began operations on March 1, 1999.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                    YEAR ENDED       PERIOD ENDED                       YEAR ENDED OCTOBER 31,
                                    AUGUST 31,       OCTOBER 31,      -------------------------------------------------------
                                       1996             1996(1)          1997           1998           1999           2000
                                  -------------     -------------     ----------     ----------     ----------     ----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $21.61            $25.43         $25.11         $30.25         $33.89         $34.28
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Investment Loss(2)                    (0.19)            (0.05)         (0.19)         (0.23)         (0.18)         (0.33)

Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                               4.15             (0.27)          6.56           4.38           0.57          16.04
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total from Investment
Operations                                 3.96             (0.32)          6.37           4.15           0.39          15.71
                                  -------------     -------------     ----------     ----------     ----------     ----------
Less Distributions:

Distributions from Net
Realized Gain on
Investments Sold and
Foreign Currency
Transactions                              (0.14)               --          (1.23)         (0.51)            --             --
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                   $25.43            $25.11         $30.25         $33.89         $34.28         $49.99
                                  =============     =============     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                       18.39%            (1.26%)(4)     26.63%         13.91%          1.15%         45.83%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $42,405           $42,618        $53,122        $83,928        $92,766       $177,849
Ratio of Expenses to Average
Net Assets                                1.80%             1.92%(5)       1.68%          1.61%          1.60%          1.50%
Ratio of Net Investment Loss
to Average Net Assets                    (0.75%)           (1.04%)(5)     (0.71%)        (0.71%)        (0.52%)        (0.75%)
Portfolio Turnover Rate                     68%               24%            57%            39%            61%           147%

CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $21.35            $24.94         $24.60         $29.40         $32.69         $32.83
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Investment Loss(2)                    (0.34)            (0.08)         (0.37)         (0.45)         (0.41)         (0.60)

Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                               4.07             (0.26)          6.40           4.25           0.55          15.32
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total from Investment
Operations                                 3.73             (0.34)          6.03           3.80           0.14          14.72
                                  -------------     -------------     ----------     ----------     ----------     ----------
Less Distributions:

Distributions from Net
Realized Gain on
Investments Sold and
Foreign Currency
Transactions                              (0.14)               --          (1.23)         (0.51)            --             --
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                   $24.94            $24.60         $29.40         $32.69         $32.83         $47.55
                                  =============     =============     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                       17.53%            (1.36%)(4)     25.76%         13.11%          0.43%         44.84%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $36,591           $37,521        $53,436       $123,880       $152,323       $293,871
Ratio of Expenses to Average
Net Assets                                2.42%             2.62%(5)       2.38%          2.31%          2.30%          2.20%
Ratio of Net Investment Loss
to Average Net Assets                    (1.33%)           (1.74%)(5)     (1.41%)        (1.41%)        (1.22%)        (1.46%)
Portfolio Turnover Rate                     68%               24%            57%            39%            61%           147%



See notes to financial statements.




Financial Highlights (continued)
-----------------------------------------------------------------------------
                                  PERIOD ENDED        YEAR ENDED
                                   OCTOBER 31,        OCTOBER 31,
                                      1999(6)            2000
                                  -------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $33.94            $32.83
                                  -------------     -------------
Net Investment Loss(2)                    (0.28)            (0.64)

Net Realized and Unrealized
Loss on Investments and
Foreign Currency
Transactions                              (0.83)            15.36
                                  -------------     -------------
Total from Investment
Operations                                (1.11)            14.72
                                  -------------     -------------
Net Asset Value, End of
Period                                   $32.83            $47.55
                                  =============     =============
Total Investment Return at
Net Asset Value(3)                       (3.27%)(4)        44.84%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $1,877           $14,322
Ratio of Expenses to Average
Net Assets                                2.40%(5)          2.20%
Ratio of Net Investment Loss
to Average Net Assets                    (1.30%)(5)        (1.50%)
Portfolio Turnover Rate                     61%              147%

(1) Effective October 31, 1996, the fiscal year end changed from August
    31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Class C shares began operations on March 1, 1999.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains
(losses), distributions and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
October 31, 2000
------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Health Sciences Fund on October 31, 2000. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF        MARKET
ISSUER, DESCRIPTION                                  SHARES           VALUE
-------------------                                ----------     ------------
COMMON STOCKS
Chemicals - Specialty (0.95%)
Charles River Laboratories International,  Inc.*       50,000       $1,312,500
Genencor International, Inc.*                         120,000        3,300,000
                                                                  ------------
                                                                     4,612,500
                                                                  ------------
Drugs - Biotechnology (24.77%)
Alkermes, Inc.*                                       135,000        5,003,437
Allergan Specialty Therapeutics, Inc.  (Class A)*      85,000        1,880,625
Amgen, Inc.*                                          250,000       14,484,375
Biogen, Inc.*                                          45,000        2,708,438
Chiron Corp.*                                         115,000        4,980,937
COR Therapeutics, Inc.*                               125,000        7,062,500
Corvas International, Inc.*                            50,000        1,062,500
Cubist Pharmaceuticals, Inc.*                          60,000        2,578,125
Genentech, Inc*                                       140,000       11,550,000
Genzyme Corp.*                                         40,000        2,840,000
Gilead Sciences, Inc.*                                 50,000        4,300,000
Human Genome Sciences, Inc.*                           86,000        7,601,594
ICOS Corp.*                                            90,000        4,623,750
IDEC Pharmaceuticals Corp.*                            25,000        4,903,125
ILEX Oncology, Inc.*                                    1,000           36,250
Immunex Corp.*                                        130,000        5,533,125
Inhale Therapeutic Systems, Inc.*                      70,000        3,482,500
Intermune Pharmaceuticals, Inc.*                       55,000        2,750,000
MedImmune, Inc.*                                      150,000        9,806,250
Millennium Pharmaceuticals, Inc.*                     100,000        7,256,250
NPS Pharmaceuticals, Inc.*                            100,000        4,287,500
QLT, Inc. (Canada)*                                   120,000        5,968,125
Texas Biotechnology Corp.*                            175,000        2,581,250
Tularik, Inc.*                                         60,000        1,905,000
Visible Genetics, Inc. (Canada)*                       40,000        1,210,000
                                                                  ------------
                                                                   120,395,656
                                                                  ------------
Drugs - Diversified (8.07%)
Abbott Laboratories                                   185,000        9,770,313
American Home Products Corp.                           70,000        4,445,000
Bristol-Myers Squibb Co.                               20,000        1,218,750
Johnson & Johnson                                     100,000        9,212,500
Pharmacia Corp.                                       265,000       14,575,000
                                                                  ------------
                                                                    39,221,563
                                                                  ------------
Drugs - Major - Domestic (7.79%)
Merck & Co., Inc.                                     140,000       12,591,250
Pfizer, Inc.                                          525,000       22,673,437
Schering-Plough Corp.                                  50,000        2,584,375
                                                                  ------------
                                                                    37,849,062
                                                                  ------------
Drugs - Major - International (0.73%)
AstraZeneca Group Plc, American  Depositary
Receipts (ADR)  (United Kingdom)                       75,000        3,576,563
                                                                  ------------
Drugs - Specialty (12.35%)
Allergan, Inc.                                        190,000       15,971,875
Alpharma, Inc. (Class A)                              200,000        7,762,500
ALZA Corp.*                                           190,000       15,378,125
Elan Corp. Plc (ADR) (Ireland)*                       130,000        6,751,875
Forest Laboratories, Inc.*                             35,000        4,637,500
Serono SA (ADR) (Switzerland)*                        175,000        3,959,375
Shire Pharmaceuticals Group Plc  (United
Kingdom)*                                             275,000        5,586,154
                                                                  ------------
                                                                    60,047,404
                                                                  ------------
Drugs & Sundries - Wholesale (3.71%)
Cardinal Health, Inc.                                 150,000       14,212,500
Syncor International Corp.*                           150,000        3,853,125
                                                                  ------------
                                                                    18,065,625
                                                                  ------------
Electronics - Components Misc. (6.22%)
Affymetrix, Inc.*                                      80,000        4,430,000
Caliper Technologies Corp.*                            15,000          845,625
Exelixis, Inc.*                                        75,000        1,654,688
PE Corp.-PE Biosystems Group                           75,000        8,775,000
Waters Corp.*                                         200,000       14,512,500
                                                                  ------------
                                                                    30,217,813
                                                                  ------------
Health care - Hospitals (6.69%)
Community Health System, Inc.*                        175,000        4,932,813
HCA-The Healthcare Co.                                190,000        7,588,125
Province Healthcare Co.*                              150,000        6,318,750
Tenet Healthcare Corp.*                               135,000        5,307,187
Universal Health Services, Inc.  (Class B)*           100,000        8,387,500
                                                                  ------------
                                                                    32,534,375
                                                                  ------------
Health care - Management (0.75%)
Accredo Health, Inc.*                                  70,000        3,027,500
HEALTHSOUTH Corp.*                                     50,000          600,000
                                                                  ------------
                                                                     3,627,500
                                                                  ------------
Insurance (8.85%)
CIGNA Corp.                                            45,000        5,487,750
Oxford Health Plans, Inc.*                             60,000        2,025,000
Trigon Healthcare, Inc.*                              125,000        8,960,937
UnitedHealth Group, Inc.                              125,000       13,671,875
Wellpoint Health Networks Inc.*                       110,000       12,863,125
                                                                  ------------
                                                                    43,008,687
                                                                  ------------
Medical Devices and Products (16.48%)
Aspect Medical Systems, Inc.*                         110,000          976,250
Baxter International, Inc.                            180,000       14,793,750
Bruker Daltonics, Inc.*                                20,500          702,125
Cyberonics, Inc.*                                      90,000        2,092,500
Cytyc Corp.*                                           50,000        2,968,750
Edwards Lifesciences Corp.*                           100,000        1,343,750
Guidant Corp.*                                        185,000        9,793,437
Medtronic, Inc.                                       320,000       17,380,000
Novoste Corp.*                                        120,000        3,030,000
PerkinElmer, Inc.                                      40,000        4,780,000
Sonic Innovations, Inc.*                              165,000          794,063
Stryker Corp.                                         300,000       14,137,500
Varian Medical Systems, Inc.*                         100,000        4,887,500
Wilson Greatbatch Technologies, Inc.*                 100,000        2,400,000
                                                                  ------------
                                                                    80,079,625
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $345,407,768)                                   (97.36%)     473,236,373
                                                    ---------     ------------

                                       INTEREST      PAR VALUE
                                         RATE     (000s OMITTED)
                                       --------   --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.84%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  10-31-00, due
11-01-00 (Secured by U.S. Treasury
Bonds, 6.000% and 9.125%,  due
02-15-26 and 05-15-18)  -- Note A         6.56%       $28,364      $28,364,000
                                                                  ------------
Non-Cash Security Lending Collateral
(0.03%)
U.S. Treasury Strips 5.97% thru 6.75%,
due 05-15-11 thru 02-15-23**                              171          170,518
                                                                  ------------
                                                  NUMBER OF SHARES
                                                  ----------------
Cash Equivalents (11.25%)
Navigator Securities Lending  Prime
Portfolio**                                        54,669,621       54,669,621
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS                          (17.12%)      83,204,139
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (114.48%)     556,440,512
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                     (14.48%)     (70,399,144)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)    $486,041,368
                                                    =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration (Unaudited)
------------------------------------------------------------------------

The Health Sciences Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at October 31, 2000 assigned to the various country categories.

                                     MARKET VALUE
                               AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                NET ASSETS
-----------------------        ------------------
Canada                                       1.48%
Ireland                                      1.39
Switzerland                                  0.81
United Kingdom                               1.88
United States                              108.92
                                          -------
TOTAL INVESTMENTS                          114.48%
                                          =======

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Health Sciences Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Health Sciences Fund (previously known as John Hancock Global Health Sciences Fund), (the "Fund"), is a non-diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term capital appreciation through investments in an international portfolio consisting primarily of equity securities of issuers in the health-care industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2000, the Fund loaned securities having a market value of $51,495,745 collateralized by cash and securities in the amount of $54,840,139. The cash collateral was invested in short-term instruments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency contracts at October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $395,665 with regard to sales of Class A shares. Of this amount, $62,638 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $174,530 was paid as sales commissions to unrelated broker-dealers and $158,497 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $9,906 with regard to sales of Class C shares. Of this amount, $8,740 was paid as sales commissions to unrelated broker-dealers and $1,166 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $641,197 for Class B and $3,812 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $625,535,327 and $521,830,042, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $430,184,914. Gross unrealized appreciation and depreciation of investments aggregated $136,964,853 and $10,709,255, respectively, resulting in net unrealized appreciation of $126,255,598.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized gain on investments of $14,036,940, a decrease in accumulated net investment loss of $4,346,902 and an increase in capital paid-in of $9,690,038. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses and realized gain/loss on foreign currency transactions in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles, and the Fund's use of tax accounting practice known as equalization. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock Health Sciences Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Health Sciences Fund (formerly John Hancock Global Health Sciences Fund, the "Fund") (a series of John Hancock World Fund) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 2000.

With respect to the distribution paid by the Fund for the fiscal year ended October 31, 2000, 6.42% of the distributions qualify for the dividends-received deduction available to corporations.

Shareholders will be mailed a 2000 U.S. Treasury Department Form
1099-DIV in January of 2001. This will reflect the total of all distributions which are taxable for calendar year 2000.



NOTES

John Hancock Funds -- Health Sciences Fund



NOTES

John Hancock Funds -- Health Sciences Fund



NOTES

John Hancock Funds -- Health Sciences Fund



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

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U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of the shareholders of the John Hancock Health Sciences Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

2800A  10/00
       12/00






The latest report from your
Fund's management team

ANNUAL REPORT

Pacific Basin
Equities Fund

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
Indocam Asia Advisers Limited
One Exchange Square
Hong Kong

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY AYAZ EBRAHIM FOR THE PORTFOLIO MANAGEMENT TEAM

[A 2" x 3" photo bottom middle of page of John Hancock Pacific Basin Equities Fund. Caption below reads "Portfolio Management Team Leader Ayaz Ebrahim."]

John Hancock
Pacific Basin Equities Fund

U.S. tech-stock sell-off halts Asian rebound

Pacific Basin markets experienced two distinct periods of performance during the Fund's fiscal year. With economic growth picking up throughout the region and financial restructuring taking hold, Asian markets rallied for the first five months of the year. In April, however, the tide turned as the sharp sell-off in U.S. technology stocks triggered a sharp decline in Pacific Basin markets. Concerns about a slowing U.S. economy also put additional pressure on Asian markets.

Fund performance

Given the ups and downs of Asian markets during the period, it's not surprising that John Hancock Pacific Basin Equities Fund posted lackluster results. For the 12 months ended October 31, 2000, the Fund's Class A, Class B and Class C shares returned -0.57%, -1.30% and
-1.30%, respectively, at net asset value. By comparison, the average Pacific region fund returned -11.67%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"Pacific Basin
 markets
 experienced
 two distinct
 periods of
 performance
 during the
 year..."

The Fund benefited from timely shifts in the portfolio's sector weightings throughout the year. For much of the first half, we remained heavily weighted in technology and electronic stocks, particularly in South Korea, Taiwan and Singapore. With information technology exploding throughout the Pacific region, technology stocks ran up sharply. As valuations reached precipitous levels, however, we began to pare back our tech holdings just as the sector started its pullback in late March and early April. We shifted into more defensive stocks with more reasonable valuations, particularly in the real estate and financial services industries. As we take a closer look at our investments country-by-country, you'll notice the strategic shift toward a more defensive investment posture.

[Pie chart at top left hand column with heading "Portfolio Diversification." The chart is divided into nine sections (from top to left): China 1%, Malaysia 3%, Short-Term Investments & Other 6%, Taiwan 6%, South Korea 7%, Singapore 9%, Australia & New Zealand 11%, Hong Kong 17% and Japan 40%. A note below the chart reads "As a percentage of net assets on October 31, 2000."]

"The Fund
 benefited
 from timely
 shifts in the
 portfolio's
 sector
 weightings..."

Japan

We are positive on Japan's economic outlook given that signs of sustainable economic recovery are emerging. In September, Japan's gross domestic product (GDP) came in ahead of consensus forecast at 1.1% -- thanks to a jump in government spending and consumer demand. What's more, Japan is making substantial progress in its restructuring efforts. While we are positive on the economic outlook, we have maintained a neutral weighting here at 40% of the portfolio's net assets. The reason is that we see better growth prospects in other Asian markets such as Hong Kong, Taiwan and South Korea. Our focus in Japan remains on financial and real estate stocks. Sumitomo Realty & Development Co. is one of our favorite holdings. This real estate developer has benefited from the tight supply and demand situation in Tokyo's office building market, as well as significant restructuring of its debts.

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is Sumitomo Realty & Development followed by an up arrow with the phrase "Strong demand for Tokyo office space." The second listing is Fast Retailing followed by an up arrow with phrase "Increase in consumer consumption." The third listing is Samsung Electronics followed by a down arrow with the phrase "Hurt by recent technology selloff." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

Australia

During the first half of the year, we reduced our Australian weighting to roughly 1% as we believed other countries in the region offered better value and stronger growth prospects. That strategy paid off as many of the smaller Pacific Basin markets rallied strongly from October to April.

With the recent downturn in Asian markets, however, we began to reallocate money back to Australia -- increasing holdings to 10% of net assets. From a strategic point of view, Australia is a safe haven as its economy tends to be well insulated from troubles in the rest of Asia. What's more, Australia's economic picture is positive with growth averaging 3% to 4%.

Hong Kong, China grow

With a weighting of 18% of net assets by the end of October, we are very positive on the growth prospects for Hong Kong and China. Leading indicators suggest that an economic recovery had firmly taken hold in Hong Kong. As for China, the economic picture is also bright with external trade and industrial output surging and domestic consumption showing clear signs of improvement. In Hong Kong and China, we've invested in a mix of technology, financial and real estate stocks. One favorite remains Hong Kong's HSBC -- one of the best-managed banks in the world.

South Korea, Taiwan cut

We've recently reduced our weightings in Taiwan and South Korea to 6% and 7%, respectively, for several reasons. The recent decline in Asian markets hit Taiwan and South Korea hardest, due to their heavy exposure to the electronics and technology sectors. What's more, Taiwan suffered from political uncertainty as its new government struggled to implement a cohesive economic policy. As for South Korea, although the government has made strides with its financial restructuring efforts, it has experienced some setbacks along the way.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 5% with -15% at the bottom and 5% at the top. The first bar represents the -0.57% total return for John Hancock Pacific Basin Equities Fund Class A. The second bar represents the -1.30% total return for John Hancock Pacific Basin Equities Fund Class B. The third bar represents the -1.30% total return for John Hancock Pacific Basin Equities Fund Class C. The fourth bar represents the -11.67 total return for Average Pacific region fund. A note below the chart reads "Total returns for John Hancock Pacific Basin Equities Fund are at net asset value with all distributions reinvested. The average Pacific region fund is tracked by Lipper, Inc. 1 See the following two pages for historical performance information."]

Long term, however, we remain very optimistic about the growth prospects for both Taiwan and South Korea. In fact, with gross domestic product forecasts of 6% to 7%, we believe both countries offer some of the best growth potential in the region. In Taiwan, we believe the selling is overdone at this point and we're starting to see some attractive values emerge. One of our key holdings is Taiwan Semiconductor -- arguably, one of the most efficient electronics manufacturers in the world. In South Korea, we've shifted into more oil stocks such as S-Oil Corp., which owns the country's leading oil refineries. With oil prices expected to remain high in the next several months, we believe that S-Oil will be one of the biggest beneficiaries.

Outlook

Despite the recent volatility in Asian markets, we remain optimistic about the long-term prospects for the region. Stocks have dropped to a level where they are now starting to discount a global recession. While we do expect economic growth to slow, particularly in the U.S., we do not believe that the global economy is headed for a recession.

"Despite the
 recent
 volatility...
 we remain
 optimistic
 about the
 long-term
 prospects for
 the region."

From our point of view, the Asian sell-off has been overdone and it's only a matter of time before stock markets in the region start to bounce back. Given that, we are likely to shift to a more aggressive investment posture as we enter 2001. Looking ahead, we firmly believe the story in the region will be all about restructuring and growth. From a restructuring perspective, Japan is one of the brightest spots. So we will continue to look for specific stocks there that are likely to reap the benefits of the Japanese government's restructuring efforts. From a growth perspective, however, we believe that the less mature economies outside of Japan and Australia offer the best potential. As a result, we will likely look for opportunities to increase our weightings in Taiwan, South Korea, Hong Kong and China.

-------------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

CLASS A
For the period ended October 31, 2000

                                               ONE         FIVE          TEN
                                              YEAR        YEARS        YEARS
                                             -----        -----       ------
Cumulative Total Returns                    (5.54%)      (1.60%)      68.05%
Average Annual Total Returns                (5.54%)      (0.32%)       5.33%

CLASS B
For the period ended October 31, 2000
                                                                      SINCE
                                               ONE         FIVE     INCEPTION
                                              YEAR        YEARS      (3/7/94)
                                             -----        -----       ------
Cumulative Total Returns                    (6.13%)      (1.98%)     (4.96%)
Average Annual Total Returns                (6.13%)      (0.40%)     (0.76%)

CLASS C
For the period ended October 31, 2000
                                                         SINCE
                                              ONE      INCEPTION
                                              YEAR      (3/1/99)
                                             -----       ------
Cumulative Total Returns                    (3.24%)      49.35%
Average Annual Total Returns                (3.24%)      27.18%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Pacific Basin Equities Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index, a regional index comprised of nine developed and emerging-market countries. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on October 31, 1990, before sales charge, and is equal to $17,682 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $16,798 as of October 31, 2000. The third line represents the MSCI All Country Pacific Free Index and is equal to $11,372 as of October 31, 2000.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 7, 1994, before sales charge, and is equal to $9,504 as of October 31, 2000. The second line represents the MSCI All Country Pacific Free Index and is equal to $8,504 as of October 31, 2000.

Line chart with the heading John Hancock Pacific Basin Equities Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 1, 1999, before sales charge, and is equal to $15,083 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $14,932 as of October 31, 2000. The third line represents the MSCI All Country Pacific Free Index and is equal to $12,391 as of October 31, 2000.

*No contingent deferred sales charge applicable.





NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Pacific Basin Equities Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks, warrants and preferred
stocks (cost - $51,279,834)                        $50,650,902
Joint repurchase agreement
(cost - $10,888,760)                                10,888,760
                                             -----------------
                                                    61,539,662
Cash                                                       737
Foreign currency, at value (cost - $33,546)             33,435
Receivable for investments sold                        199,522
Receivable for shares sold                               2,574
Interest receivable                                        676
Dividends receivable                                    81,826
Other assets                                             5,585
                                             -----------------
Total Assets                                        61,864,017
                                             -----------------
Liabilities:
Payable for investment purchased                       952,525
Payable for shares repurchased                         170,300
Payable for securities on loan - Note A              7,179,760
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                156,160
Foreign tax payable - Note A                           125,144
Accounts payable and accrued expenses                   99,400
                                             -----------------
Total Liabilities                                    8,683,289
                                             -----------------
Net Assets:
Capital paid-in                                     54,774,305
Accumulated net realized loss on
investments and foreign currency
transactions                                          (498,155)
Net unrealized depreciation of
investments and foreign currency
transactions                                          (742,585)
Accumulated net investment loss                       (352,837)
                                             -----------------
Net Assets                                         $53,180,728
                                             =================
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par value)
Class A - $23,127,280/1,649,606                         $14.02
==============================================================
Class B - $29,100,489/2,166,856                         $13.43
==============================================================
Class C - $952,959/70,954                               $13.43
==============================================================
Maximum Offering Price Per Share
Class A* - ($14.02/95%)                                 $14.76
==============================================================
Class C - ($13.43/99%)                                  $13.57
==============================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 2000
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $108,499)                                    $788,279
Interest                                               159,352
Income on securities loaned                             71,116
                                             -----------------
                                                     1,018,747
                                             -----------------
Expenses:
Investment management fee - Note B                     649,348
Distribution and service fee - Note B
Class A                                                104,284
Class B                                                451,478
Class C                                                 12,593
Transfer agent fee - Note B                            292,579
Custodian fee                                          229,457
Registration and filing fees                           160,964
Auditing fee                                            33,132
Interest expense                                        21,370
Accounting and legal services fee - Note B              15,323
Printing                                                20,039
Trustees' fees                                           4,870
Miscellaneous                                            4,141
Legal fees                                                 456
                                             -----------------
Total Expenses                                       2,000,034
                                             -----------------
Net Investment Loss                                   (981,287)
                                             -----------------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions:
Net realized gain on investments sold               16,027,601
Net realized gain on foreign currency
transactions                                            19,506
Change in net unrealized appreciation
(depreciation) of investments                      (12,684,299)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                           (98,231)
                                             -----------------
Net Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions                                         3,264,577
                                             -----------------
Net Increase in Net Assets Resulting
from Operations                                     $2,283,290
                                             =================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                 YEAR ENDED OCTOBER 31,
                                        ---------------------------------------
                                                1999                  2000
                                        -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                             ($452,820)            ($981,287)
Net realized gain on investments
sold and foreign currency
transactions                                    8,685,360            16,047,107
Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                                   10,410,178           (12,782,530)
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                      18,642,718             2,283,290
                                        -----------------     -----------------
Distributions to Shareholders:
Dividends from net investment income:
Class A - (none and $0.3715 per
share, respectively)                                   --              (729,130)
Class B - (none and $0.2933 per
share, respectively)                                   --              (785,439)
Class C** - (none and $0.2933
per share, respectively)                               --               (16,867)
Distributions in excess of
net investment income:
Class A - (none and $0.0090 per
share, respectively)                                   --               (17,572)
Class B - (none and $0.0071 per
share, respectively)                                   --               (18,929)
Class C** - (none and $0.0071
per share, respectively)                               --                  (406)
                                        -----------------     -----------------
Total Distributions to
Shareholders                                           --            (1,568,343)
                                        -----------------     -----------------
From Fund Share Transactions - Net: *          23,810,812           (17,870,815)
                                        -----------------     -----------------
Net Assets:
Beginning of period                            27,883,066            70,336,596
                                        -----------------     -----------------
End of period (including
accumulated net investment loss
of $163,158 and $352,837,
respectively)                                 $70,336,596           $53,180,728
                                        =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.



Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------

*Analysis of Fund Share Transactions:
                                                                       YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------
                                                          1999                                       2000
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     7,531,188           $89,355,732            10,699,330          $179,947,030
Shares issued to shareholders in
reinvestment of distributions                          --                    --                45,640               681,533
                                        -----------------     -----------------     -----------------     -----------------
                                                7,531,188            89,355,732            10,744,970           180,628,563
Less shares repurchased                        (6,960,105)          (81,316,658)          (11,346,221)         (191,472,067)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                           571,083            $8,039,074              (601,251)         ($10,843,504)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                     3,427,833           $41,992,258             1,939,050           $32,420,200
Shares issued to shareholders in
reinvestment of distributions                          --                    --                42,559               613,338
                                        -----------------     -----------------     -----------------     -----------------
                                                3,427,833            41,992,258             1,981,609            33,033,538
Less shares repurchased                        (2,330,940)          (27,119,544)           (2,465,762)          (40,082,317)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                         1,096,893           $14,872,714              (484,153)          ($7,048,779)
                                        =================     =================     =================     =================
CLASS C **
Shares sold                                       103,934            $1,376,290               316,429            $5,282,879
Shares issued to shareholders in
reinvestment of distributions                          --                    --                 1,072                15,443
                                        -----------------     -----------------     -----------------     -----------------
                                                  103,934             1,376,290               317,501             5,298,322
Less shares repurchased                           (35,204)             (477,266)             (315,277)           (5,276,854)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       68,730              $899,024                 2,224               $21,468
                                        =================     =================     =================     =================

** Class C shares commenced operations on March 1, 1999.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                    YEAR ENDED                                         YEAR ENDED OCTOBER 31,
                                     AUGUST 31,     PERIOD ENDED      -------------------------------------------------------
                                       1996       OCTOBER 31, 1996(1)    1997           1998           1999           2000
                                  -------------   ----------------    ----------     ----------     ----------     ----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $14.11            $14.74         $14.47         $11.63          $8.76         $14.46
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Investment Income
(Loss)(2)                                 (0.02)            (0.02)         (0.07)          0.02          (0.09)         (0.14)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                               0.65             (0.25)         (2.66)         (2.89)          5.79           0.08
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total from Investment Operations           0.63             (0.27)         (2.73)         (2.87)          5.70          (0.06)
                                  -------------     -------------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                            --                --             --             --             --          (0.37)
Distributions in Excess of
Net Investment Income                        --                --             --             --             --          (0.01)
Dividends from Net Realized
Gain on Investments Sold
and Foreign Currency
Transactions                                 --                --          (0.11)            --             --             --
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total Distributions                          --                --          (0.11)            --             --          (0.38)
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                   $14.74            $14.47         $11.63          $8.76         $14.46         $14.02
                                  =============     =============     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                        4.47%            (1.83%)(4)    (19.03%)       (24.68%)        65.07%         (0.57%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $41,951           $38,694        $21,109        $14,717        $32,554        $23,127
Ratio of Expenses to Average
Net Assets                                1.97%             2.21%(5)       2.06%          2.46%          2.37%          2.06%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                               (0.15%)           (0.83%)(5)     (0.49%)         0.22%         (0.77%)        (0.81%)
Portfolio Turnover Rate                     73%               15%           118%           230%           174%           258%

The Financial Highlights summarizes the impact of the following factors on a single share for the period indicated: net investment income, gains (losses), dividends and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------------------------------
                                    YEAR ENDED                                         YEAR ENDED OCTOBER 31,
                                     AUGUST 31,     PERIOD ENDED      -------------------------------------------------------
                                       1996       OCTOBER 31, 1996(1)    1997           1998           1999           2000
                                  -------------   ----------------    ----------     ----------     ----------     ----------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $13.96            $14.49         $14.20         $11.32          $8.47         $13.89
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Investment Loss(2)                    (0.13)            (0.04)         (0.18)         (0.04)         (0.17)         (0.25)
Net Realized and Unrealized
Gain (Loss) on Investments
and Foreign Currency
Transactions                               0.66             (0.25)         (2.59)         (2.81)          5.59           0.09
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total from Investment Operations           0.53             (0.29)         (2.77)         (2.85)          5.42          (0.16)
                                  -------------     -------------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                            --                --             --             --             --          (0.29)
Distributions in Excess of
Net Investment Income                        --                --             --             --             --          (0.01)
Dividends from Net Realized
Gain on Investments Sold
and Foreign Currency Transactions            --                --          (0.11)            --             --             --
                                  -------------     -------------     ----------     ----------     ----------     ----------
Total Distributions                          --                --          (0.11)            --             --          (0.30)
                                  -------------     -------------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                                   $14.49            $14.20         $11.32          $8.47         $13.89         $13.43
                                  =============     =============     ==========     ==========     ==========     ==========
Total Investment Return at
Net Asset Value(3)                        3.80%            (2.00%)(4)    (19.67%)       (25.18%)        63.99%         (1.30%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $32,342           $30,147        $17,320        $13,166        $36,828        $29,101
Ratio of Expenses to Average
Net Assets                                2.64%             2.90%(5)       2.76%          3.16%          3.07%          2.77%
Ratio of Net Investment Loss
to Average Net Assets                    (0.86%)           (1.52%)(5)     (1.19%)        (0.48%)        (1.47%)        (1.51%)
Portfolio Turnover Rate                     73%               15%           118%           230%           174%           258%


Financial Highlights (continued)
------------------------------------------------------------------------
                                     PERIOD ENDED          YEAR ENDED
                                  OCTOBER 31, 1999(6)   OCTOBER 31, 2000
                                  ----------------      ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                   $9.09               $13.89
                                    -------------        -------------
Net Investment Loss(2)                      (0.13)               (0.24)
Net Realized and Unrealized
Gain on Investments and
Foreign Currency
Transactions                                 4.93                 0.08
                                    -------------        -------------
Total from Investment Operations             4.80                (0.16)
                                    -------------        -------------
Less Distributions:
Dividends from Net
Investment Income                              --                (0.29)
Distributions in Excess of
Net Investment Income                          --                (0.01)
                                    -------------        -------------
Total Distributions                            --                (0.30)
                                    -------------        -------------
Net Asset Value, End of
Period                                     $13.89               $13.43
                                    =============        =============
Total Investment Return at
Net Asset Value(3)                         52.81%(4)            (1.30%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                               $955                 $953
Ratio of Expenses to Average
Net Assets                                  3.14%(5)             2.77%
Ratio of Net Investment Loss
to Average Net Assets                      (1.76%)(5)           (1.48%)
Portfolio Turnover Rate                      174%(4)              258%

(1) Effective October 31, 1996, the fiscal year end changed from August
    31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Class C shares began operations on March 1, 1999.

See notes to financial statements.





Schedule of Investments
October 31, 2000
-----------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Pacific Basin Equities Fund on October 31, 2000. It's divided into four main categories: common stocks, warrants, preferred stocks and short-term investments. The common stocks, warrants and preferred stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                    NUMBER OF         MARKET
ISSUER, DESCRIPTION                                  SHARES            VALUE
-------------------                                 ---------      ------------
COMMON STOCKS
Australia (10.05%)
Broken Hill Proprietary Co., Ltd. (Diversified
Operations)                                            72,500         $702,753
FH Faulding & Co., Ltd. (Medical)                      92,665          489,936
Gradipore Ltd.* (Medical)                              11,451           30,568
Lend Lease Corp. Ltd. (Real Estate Operations)         49,472          579,166
National Australia Bank Ltd. (Banks - Foreign)         48,840          678,475
News Corp. Ltd. (The) (Media)                          95,097          994,744
Onesteel (Steel)                                       18,125            8,643
ResMed, Inc.* (Medical)                               189,800          509,623
Telstra Corp., Ltd.* (Telecommunications)             209,740          687,102
Westpac Banking Corp. Ltd. (Banks - Foreign)           96,975          662,217
                                                                  ------------
                                                                     5,343,227
                                                                  ------------
China (1.35%)
Shandong International Power  Development Co.,
Ltd. (Utilities)                                    4,138,000          647,309
Sinopec Zhenhai Refining and  Chemical Co., Ltd.
(Oil & Gas)                                           490,000           68,483
                                                                  ------------
                                                                       715,792
                                                                  ------------
Hong Kong (17.04%)
Amoy Properties Ltd. (Real Estate Operations)          21,000           19,118
Asia Satellite Telecommunications  Holdings Ltd.
(Telecommunications)                                  115,000          232,979
Cheung Kong Holdings Ltd. (Real Estate
Operations)                                            54,000          597,192
China Mobile Ltd.* (Telecommunications)               174,000        1,115,527
China Unicom Ltd.* (Telecommunications)               140,000          280,933
Dah Sing Financial Group (Finance)                     93,200          400,333
Giordano International Ltd. (Retail)                  568,000          333,197
Guoco Group Ltd. (Finance)                            187,000          467,560
Hongkong Land Holdings Ltd. (Real Estate
Operations)                                           340,000          629,000
HSBC Holdings Plc (Banks - Foreign)                    87,200        1,213,130
Hutchison Whampoa Ltd. (Diversified Operations)       157,300        1,956,417
JCG Holdings Ltd. (Finance)                           502,000          267,124
Legend Holdings Ltd. (Computers)                      378,000          319,887
Li & Fung Ltd. (Consumer Products - Misc.)            112,000          208,232
Next Media Ltd.* (Media)                            2,600,000          131,684
Swire Pacific Ltd. (Diversified Operations)           100,000          616,746
Television Broadcasts Ltd. (Media)                     50,000          273,753
                                                                  ------------
                                                                     9,062,812
                                                                  ------------
Indonesia (0.18%)
PT Ramayana Lestari Sentosa Tbk (Retail)              200,000           96,154
                                                                  ------------
Japan (39.51%)
Air Liquide Japan, Ltd. (Chemicals)                    74,000          351,299
Air Water, Inc. (Chemicals)                           100,000          304,266
Amano Corp. (Manufacturing)                            67,000          634,908
Asahi Denka Kogyo K.K. (Chemicals)                     60,000          391,514
Asahi Glass Co., Ltd. (Glass Products)                 95,000          975,118
Chubu Electric Power Co., Inc. (Utilities)             80,000        1,319,709
Daibiru Corp. (Real Estate Operations)                130,000          994,822
Daito Trust Construction Co., Ltd. (Real Estate
Operations)                                            48,000          809,421
Fujisawa Pharmaceutical Co., Ltd (Medical)              7,000          220,043
JGC Corp. (Engineering/R&D Services)                  254,000        1,585,245
Jusco Co., Ltd. (Retail)                               10,000          187,875
Kanto Natural Gas Co., Ltd. (Oil & Gas)                66,000          312,716
Kao Corp. (Cosmetics & Personal Care)                  19,000          569,399
Katokichi Co., Ltd. (Food)                             30,000          866,059
Kirin Brewery Co., Ltd. (Beverages)                    30,000          312,881
Maeda Corp. (Building)                                123,000          455,409
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                          11,000          319,571
Max Co., Ltd. (Machinery)                              40,000          399,945
Nichias Corp. (Building)                               80,000          226,550
Nippon Meat Packers, Inc. (Food)                       82,000        1,040,077
Nippon Mitsubishi Oil Corp. (Oil & Gas)                54,000          290,501
Nippon Shokubai Co., Ltd. (Chemicals)                 120,000          542,180
Q.P. Corp. (Food)                                      22,000          185,492
Sekisui House, Ltd. (Building)                         48,000          507,648
Shiseido Co., Ltd. (Cosmetics & Personal Care)         67,000          865,784
Sumitomo Realty & Development Co., Ltd.
(Real Estate Operations)                              472,000        2,707,895
Sumitomo Trust & Banking Co., Ltd.
(Banks -- Foreign)                                     60,000          461,898
Terumo Corp. (Medical)                                 17,000          481,419
Tokyu Corp. (Transport)                               440,000        2,274,298
Toyota Motor Corp. (Automobile/Trucks)                  7,500          299,684
York-Benimaru Co., Ltd. (Retail)                        5,000          120,973
                                                                  ------------
                                                                    21,014,599
                                                                  ------------
Malaysia (3.24%)
Malayan Banking Berhad (Banks - Foreign)              146,000          584,000
Mesiniaga Berhad (Computers)                           53,000          103,211
Resorts World Berhad (Leisure)                        355,000          621,250
Technology Resources Industries Berhad*
(Telecommunications)                                  513,000          415,800
                                                                  ------------
                                                                     1,724,261
                                                                  ------------
New Zealand (1.33%)
Fletcher Challenge Energy (Oil & Gas)                 216,200          707,396
                                                                  ------------
Philippine Islands (0.22%)
La Tondena Distillers, Inc. (Beverages)               125,000           70,870
Manila Electric Co. (Utilities)                        54,000           44,340
                                                                  ------------
                                                                       115,210
                                                                  ------------
Singapore (8.72%)
DBS Group Holdings Ltd. (Banks - Foreign)              89,000        1,048,967
Keppel Land Ltd. (Real Estate Operations)             369,000          550,464
Keppel TatLee Bank Ltd. (Banks - Foreign)             231,000          394,579
Pacific Century Regional Developments  Ltd.*
(Real Estate Operations)                              420,000          322,838
SembCorp Industries Ltd. (Engineering/R&D
Services)                                             256,000          246,336
Singapore Press Holdings Ltd.
(Printing - Commercial)                                17,000          242,954
Singapore Technologies Engineering Ltd.
(Engineering/R&D Services)                            619,000          997,421
United Overseas Bank Ltd. (Banks - Foreign)            98,000          725,389
Wing Tai Holdings Ltd. (Real Estate Operations)       143,000          110,733
                                                                  ------------
                                                                     4,639,681
                                                                  ------------
South Korea (7.10%)
Halla Climate Control Co. (Automobile/Trucks)          23,000          543,912
Hite Brewery Co. (Beverages)                           12,170          544,574
Hyundai Motor Co., Ltd. (Automobile/Trucks)            51,500          588,571
Korea Electric Power Corp. (Utilities)                 11,660          260,364
Pohang Iron & Steel Co., Ltd. (Steel)                   4,000          232,440
Samsung Electronics Co. (Electronics)                   4,000          501,099
S-Oil Corp. (Oil & Gas)                                44,320        1,102,643
                                                                  ------------
                                                                     3,773,603
                                                                  ------------
Taiwan (6.37%)
China Steel Corp. (Steel)                             660,000          382,105
Compal Electronics, Inc. (Computers)                  212,000          323,579
Compeq Manufacturing Co., Ltd.* (Computers)            52,000          196,409
D-Link Corp. (Computers)                               46,350           61,417
Hon Hai Precision Industry Co., Ltd.
(Electronics)                                         127,700          668,152
President Chain Store Corp. (Retail)                  145,120          413,345
Taiwan Semiconductor Manufacturing Co.,  Ltd.*
(Electronics)                                         190,200          577,077
United Microelectronics Corp.* (Electronics)          200,000          352,941
Via Technologies, Inc.* (Electronics)                  14,000          100,557
Winbond Electronics Corp.* (Electronics)              180,000          174,427
Winbond Electronics Corp., Global
Depositary Receipts* (Computers) (R)                   14,385          136,657
                                                                  ------------
                                                                     3,386,666
                                                                  ------------
TOTAL COMMON STOCKS
(Cost $51,197,248)                                    (95.11%)      50,579,401
                                                                  ------------
WARRANTS
Malaysia (0.13%)
AMMB Holdings Berhad* (Finance)                       194,000           71,474
                                                                  ------------
TOTAL WARRANTS
(Cost $82,552)                                         (0.13%)          71,474
                                                                  ------------
PREFERRED STOCKS
Australia (0.00%)
News Corp. Ltd. (The) (Media)                               3               27
                                                                  ------------
TOTAL PREFERRED STOCKS
(Cost $34)                                             (0.00%)              27
                                                                  ------------
TOTAL COMMON STOCKS, WARRANTS
AND PREFERRED STOCKS
(Cost $51,279,834)                                    (95.24%)      50,650,902
                                                                  ------------

                                       INTEREST     PAR VALUE
                                         RATE    (000s OMITTED)
                                       --------   ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (6.98%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. - Dated  10-31-00, due
11-01-00 (Secured by U.S. Treasury
Bonds, 6.000% and 9.125%,  due
02-15-26 and 05-15-18)  - Note A         6.56%         $3,709       $3,709,000
                                                                  ------------
                                                NUMBER OF SHARES
                                                ----------------
Cash Equivalents (13.50%)
Navigator Securities Lending  Prime
Portfolio**                                         7,179,760        7,179,760
                                                    ---------     ------------
TOTAL SHORT-TERM INVESTMENTS                          (20.48%)      10,888,760
                                                    ---------     ------------
TOTAL INVESTMENTS                                    (115.72%)      61,539,662
                                                    ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                     (15.72%)      (8,358,934)
                                                    ---------     ------------
TOTAL NET ASSETS                                     (100.00%)     $53,180,728
                                                    =========     ============

  * Non-income producing security.
 ** Represents investment of security lending collateral - Note A.
(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A security amounted to $136,657 as of October 31, 2000.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration
October 31, 2000 (Unaudited)
-----------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at October 31, 2000, assigned to the various investment categories.

                                     MARKET VALUE
                                    OF SECURITIES
                                  AS A PERCENTAGE
INVESTMENT CATEGORIES               OF NET ASSETS
-------------------                 -------------
Automobile/Trucks                        2.69%
Banks - Foreign                         10.85
Beverages                                1.74
Building                                 2.24
Chemicals                                2.99
Computers                                2.15
Consumer Products - Misc.                0.39
Cosmetics & Personal Care                2.70
Diversified Operations                   6.16
Electronics                              5.06
Engineering/R&D Services                 5.32
Finance                                  2.27
Food                                     3.93
Glass Products                           1.83
Leisure                                  1.17
Machinery                                0.75
Manufacturing                            1.19
Media                                    2.63
Medical                                  3.26
Oil & Gas                                4.67
Printing - Commercial                    0.46
Real Estate Operations                  13.77
Retail                                   2.16
Steel                                    1.17
Telecommunications                       5.14
Transport                                4.28
Utilities                                4.27
Short-Term Investments                  20.48
                                      -------
TOTAL INVESTMENTS                      115.72%
                                      =======

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Pacific Basin Equities Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Pacific Basin Equities Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation through investment in a diversified portfolio of equity securities of issuers located in countries of the Pacific Basin.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued, as applicable. In addition, the Fund accrues for foreign repatriation taxes on unrealized gains, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $2,117,500. The weighted average interest rate was 6.71%. Interest expense includes $18,634 paid under the line of credit. There was no outstanding borrowing under the line of credit on October 31, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2000, the Fund loaned securities having a market value of $6,774,059 collateralized by cash in the amount of $7,179,760. The cash collateral was invested in a short-term instrument.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts at October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quartely management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser had subadvisory agreements with John Hancock Advisers International Limited ("JHAI") and with Indosuez Asia Advisers Limited ("IAAL"), under which both subadvisers provided the Fund with investment management services and advice. As of March 1, 2000, the Adviser terminated its contract with JHAI so that currently IAAL is the Fund's sole subadviser. The Fund is not responsible for the payment of the subadvisers' fees.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $49,891 with regard to sales of Class A shares. Of this amount, $7,770 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,647 was paid as sales commissions to unrelated broker-dealers and $27,474 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $9,906 with regard to sales of Class C shares. Of this amount, $8,739 was paid as sales commissions to unrelated broker-dealers and $1,167 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $158,898 for Class B shares and $1,174 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $198,902,426 and $216,836,299, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $62,977,916. Gross unrealized appreciation and depreciation of investments aggregated $3,499,870 and $4,938,124, respectively, resulting in net unrealized depreciation of $1,438,254.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized gain on investments of $11,393,683, a decrease in accumulated net investment loss of $2,359,951 and an increase in capital paid-in of $9,033,732. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the net operating loss, realized gain/loss on foreign currency transactions and Passive Foreign Investment Companies in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock Pacific Basin Equities Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Pacific Basin Equities Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000



TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 2000.

1.69% of the distributions qualify for the dividends received deduction available to corporations.

The Fund designated distributions to shareholders of $6,239,532 as long-term capital gain dividends.

Shareholders will be mailed a 2000 U.S. Treasury Department Form
1099-DIV in January of 2001. This will reflect the tax character of all distributions for the calendar year 2000.



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of the shareholders of the John Hancock Pacific Basin Equities Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

5800A  10/00
       12/00






The latest report from your
Fund's management team

ANNUAL REPORT

European
Equity Fund

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02199-7603

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER
Indocam International Investment Services
90 Boulevard Pasteur
Paris, France 75015

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY ALESSANDRA GAUDIO FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
European Equity Fund

Solid performance undermined by the decline of the euro

Currency problems undermined European equity market returns for dollar-based investors during John Hancock European Equity Fund's fiscal year ended October 31, 2000. While the Morgan Stanley Capital International (MSCI) Europe Index returned more than 20% in euro terms during the year ended October 31, 2000, it barely eked out a return of 1.05% when translated back into dollars. The culprit was the steady decline of the euro, which kept tumbling to new lows in spite of the intervention of the European Central Bank (ECB).

The ECB steadily increased base short-term interest rates to prop up the euro, but its efforts were generally for naught. The ECB's rate hikes also were an attempt to keep the level of inflation at or below 2% in the euro zone. The central banks of the United Kingdom and Denmark responded in kind, raising their base rates as well. For the most part, higher borrowing costs did not deter corporate earnings growth in Europe, where the median corporate profit growth rate was about 16%. Strong consumer spending spurred by low unemployment was credited for both sustained economic growth as well as positive corporate earnings reports.

Performance

Against this backdrop, John Hancock European Equity Fund's Class A, Class B and Class C shares returned -1.61%, -2.35% and -2.35%, respectively, at net asset value for the year ended October 31, 2000. For another comparison, the average European region fund returned 12.53%, according to Lipper Inc.1 Remember that your net asset value return will vary from the Fund's stated performance if you were not invested in the Fund for the entire period and did not reinvest all dividends. Historical performance information can be found on pages six and seven.

"...investors
 gravitated to
 the relative
 safety offered
 by sectors
 such as utili-
 ties and phar-
 maceuticals."

The Fund's performance shortfall was a result of the timing of our moves during the market's rapid attraction to and then equally rapid pull away from the technology, media and telecommunications -- "TMT" -- stocks before and after the second quarter of 2000. We were too late increasing the Fund's TMT holdings before those sectors surged dramatically in late 1999 and early 2000, and too slow cutting them back when they fell precipitously in the second quarter. The Fund also suffered from an underweighting relative to the MSCI Europe Index in the solidly performing pharmaceutical sector, a factor that also affected the Fund's underperformance relative to its peers. In addition, some of the funds in this Lipper group have more of a regional concentration than we do.

[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is Vodafone AirTouch 5.1%, the second is BP Amoco 3.6%, the third Royal Dutch Petroleum 2.7%, the fourth Allianz 2.5% and the fifth Nokia 2.5%. A note below the table reads "As a percentage of net assets on October 31, 2000."]

Fund's
technology,
telecom and
media
weightings
hampered
performance.

A distinct shift in the markets

For most of the first half of the Fund's fiscal year, the European markets -- like the U.S. market -- were propelled by the stellar performance of the TMT sectors. That changed in March, when both the tech-heavy NASDAQ Composite Index in the U.S. and TMT stocks in the European markets began a descent. From that point and through much of the remainder of the Fund's fiscal year, investors gravitated to the relative safety offered by sectors such as utilities and pharmaceuticals. Utilities become attractive in times of uncertainty because they are stable and offer high dividend income, and pharmaceutical firms because they provide steady, albeit unspectacular growth. While we also moved to insulate the Fund in like manner, the decline in TMT stocks was so fast we were not able to respond as quickly as we would have liked. As far as pharmaceuticals were concerned, we maintained an underweight position because we felt that their prices were too high and their growth not appealing enough to warrant a significant investment. That decision proved to be a negative in the short run, as many in the market ignored these stocks' high prices in favor of their relative safety.

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is Adecco followed by an up arrow with the phrase "Employment company benefits from strong economy and demand." The second listing is Ahold followed by an up arrow with phrase "Food retailer reduces costs; successfully promotes products." The third listing is Credit Suisse
Group followed by a down arrow with the phrase "Concern over loans to TMT companies." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

Where the Fund stands now

The Fund currently maintains an overweight position relative to the MSCI Europe Index in several sectors, including energy, consumer nondurables, insurance, software and services and media. Amid the market's turnaround in the second quarter, we reduced the Fund's TMT exposure, but particularly worked to sell off a significant amount of telecommunications holdings. The industry was hit hard by the after-effects of auctions for new wireless licenses in the United Kingdom, which went for much higher prices than anticipated. This occurred in an extremely competitive industry where many of the players were already carrying significant amounts of debt. It's for this reason that we remain generally negative on the sector. However, we continue to favor technology, due to sustained demand, and media, because of strong advertising growth resulting from Europe's prosperous economy. Despite the difficulties encountered by many technology stocks, Fund holding Alcatel, a French telecom equipment manufacturer, performed very well because of its superior product line and significantly beneficial contracts in the U.S.

Consumer nondurables -- food, personal products and household goods -- attracted our attention because of their steady growth rates. Among the Fund's top-performing positions was Ahold, the Dutch food retailer, which was rewarded for its expansion into the Northeast U.S., as well as for cost reduction, promotional skill and high-quality management. Consistently high energy prices helped sustain our interest in energy companies and kept names like BP Amoco, Royal Dutch Petroleum and Total Fina as some of our top holdings. We also like insurance because the sector is less dependent on the economic cycle. Skandia, the Swedish insurance company, continued to thrive due to its success selling mutual funds for retirement accounts.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 5% with -5% at the bottom and 15% at the top. The first bar represents the -1.61% total return for John Hancock European Equity Fund Class A. The second bar represents the -2.35% total return for John Hancock European Equity Fund Class B. The third bar represents the -2.35% total return for John Hancock European Equity Fund Class C. The fourth bar represents the 12.53% total return for Average European region fund. A note below the chart reads "Total returns for John Hancock European Equity Fund are at net asset value with all distributions reinvested. The average European region fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

On the underweight side are the pharmaceutical and bank stocks. We were concerned that this latter sector would be buffeted by increased competition as well as by cross-border Internet banking that provoked uncertainty about many banks' prospects. In addition, banks, as lenders, have been exposed to the problems encountered by highly leveraged telecom firms, one reason we witnessed a drop in the stock price of Fund holding Credit Suisse Group. In the end, the bank sector performed rather well. However, even though we were underweight in that area, the stocks we selected for the Fund performed better than the bank stocks included in the MSCI Europe Index.

"We anticipate
 maintaining
 investments
 in technol-
 ogy, media
 and soft-
 ware..."

Outlook

There is a climate of uncertainty in Europe at the present time, due to rising oil prices, questions related to the euro and some profit warnings. As a result, we are cautious about prospects for European equity prices in the near term, even though there is no major concern about most companies' core fundamentals. Once these recent uncertainties dissipate, we will be ready to adopt a more positive view. We anticipate maintaining investments in technology, media and software, while avoiding bank stocks and reducing our energy positions because we anticipate they will come off their highs. It's also possible that investments in German companies may become more attractive, because that country appears to be on the verge of a sustained economic recovery. In addition, significant reforms are looming to allow banks and insurance companies to liquidate large holdings in industrial equities without paying capital gains taxes. The market has already begun to anticipate the beneficial effects of this development, one that we expect to take advantage of as well.

-----------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock European Equity Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting, before you invest or send money.

CLASS A
For the period ended October 31, 2000
                                                        SINCE
                                               ONE    INCEPTION
                                              YEAR     (3/2/98)
                                             ------   ---------
Cumulative Total Returns                     (6.55%)      4.27%
Average Annual Total Returns(1)              (6.55%)      1.58%

CLASS B
For the period ended October 31, 2000
                                                        SINCE
                                               ONE    INCEPTION
                                              YEAR     (6/1/98)
                                             ------   ---------
Cumulative Total Returns                     (7.23%)     (5.37%)
Average Annual Total Returns(1)              (7.23%)     (2.26%)

CLASS C
For the period ended October 31, 2000
                                                        SINCE
                                               ONE    INCEPTION
                                              YEAR     (3/1/99)
                                             ------   ---------
Cumulative Total Returns                     (4.28%)      0.47%
Average Annual Total Returns(1)              (4.28%)      0.28%

Note to Performance

(1) The Adviser has agreed to limit the Fund's expenses to 1.90% on Class A shares and 2.60% on Class B and Class C shares, of the Fund's average daily net assets. Without the limitation of expenses, the average annual total return for the one-year period and since inception would have been (6.95%) and 1.18% for Class A shares, (7.63%) and (2.80%) for Class B shares and (4.68%) and (0.09%) for Class C shares.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock European Equity Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International
(MSCI) Europe Index -- an unmanaged index used to measure the performance of securities listed on European stock exchanges. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock European Equity Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $11,915 as of October 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 2, 1998, before sales charge, and is equal to $10,980 as of October 31, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $10,431 as of October 31, 2000.

Line chart with the heading John Hancock European Equity Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $10,687 as of October 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on June 1, 1998, before sales charge, and is equal to $9,756 as of October 31, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $9,463 as of October 31, 2000.

Line chart with the heading John Hancock European Equity Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the MSCI Europe Index and is equal to $10,720 as of October 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund on March 1, 1999, before sales charge, and is equal to $10,150 as of October 31, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $10,049 as of October 31, 2000.

*No contingent deferred sales charge applicable.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------
Assets:
Investments at value - Note C:
Common and preferred stocks and
warrants (cost - $24,447,301)                      $27,344,672
Short-term investments
(cost - $3,631,786) - Note A                         3,631,786
                                             -----------------
                                                    30,976,458
Cash                                                       879
Foreign currency, at value
(cost - $1,238)                                          1,238
Receivable for investments sold                        868,543
Receivable for shares sold                             213,390
Dividends receivable                                     5,788
Interest receivable                                         81
Other assets                                            25,389
                                             -----------------
Total Assets                                        32,091,766
--------------------------------------------------------------
Liabilities:
Payable for investments purchased                      570,354
Payable for shares repurchased                          28,582
Payable for foreign currency exchange
contracts purchased                                        679
Payable for foreign currency exchange
contracts sold                                             112
Payable for securities on loan --
Note A                                               3,188,786
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                 25,267
Accounts payable and accrued expenses                   58,653
                                             -----------------
Total Liabilities                                    3,872,433
--------------------------------------------------------------
Net Assets:
Capital paid-in                                     27,868,983
Accumulated net realized loss on
investments, financial futures
contracts and foreign currency
transactions                                        (2,391,689)
Net unrealized appreciation of
investments and foreign currency
transactions                                         2,893,259
Accumulated net investment loss                       (151,220)
                                             -----------------
Net Assets                                         $28,219,333
==============================================================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value)
Class A - $12,944,637/1,179,395                         $10.98
==============================================================
Class B - $14,775,794/1,368,548                         $10.80
==============================================================
Class C - $498,902/46,216                               $10.80
==============================================================
Maximum Offering Price Per Share:
Class A* - ($10.98/95%)                                 $11.56
==============================================================
Class C - ($10.80/99%)                                  $10.91
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements.




The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 2000
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $65,836)                                     $401,807
Interest (including income on
securities loaned of $16,281)                           60,426
                                             -----------------
                                                       462,233
                                             -----------------
Expenses:
Investment management fee - Note B                     301,771
Distribution and service fee - Note B
Class A                                                 46,280
Class B                                                177,074
Class C                                                  3,959
Transfer agent fee - Note B                            134,926
Custodian fee                                          132,418
Registration and filing fees                            48,086
Auditing fee                                            20,500
Printing                                                17,430
Accounting and legal services fee - Note B               6,357
Interest expense                                         2,873
Miscellaneous                                            2,374
Trustees' fees                                           2,062
Legal fees                                                 302
                                             -----------------
Total Expenses                                         896,412
--------------------------------------------------------------
Less Expense Reduction - Note B                       (132,448)
--------------------------------------------------------------
Net Expenses                                           763,964
--------------------------------------------------------------
Net Investment Loss                                   (301,731)
--------------------------------------------------------------
Realized and Unrealized Gain (Loss)
on Investments, Financial Futures Contracts
and Foreign Currency Transactions:
Net realized gain on investments sold                  484,610
Net realized loss on financial futures
contracts                                              (29,430)
Net realized loss on foreign currency
transactions                                          (155,075)
Change in net unrealized appreciation
(depreciation) of investments                         (270,810)
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                            (3,483)
                                             -----------------
Net Realized and Unrealized Gain on
Investments, Financial Futures
Contracts and Foreign Currency
Transactions                                            25,812
--------------------------------------------------------------
Net Decrease in Net Assets Resulting
from Operations                                      ($275,919)
==============================================================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                  YEAR ENDED OCTOBER 31,
                                        ---------------------------------------
                                               1999                  2000
                                        -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:

Net investment loss                             ($228,019)            ($301,731)

Net realized gain (loss) on
investments sold, financial
futures contracts and foreign
currency transactions                          (1,420,471)              300,105
Change in net unrealized
appreciation (depreciation) of
investments and foreign currency
transactions                                    4,249,574              (274,293)
                                        -----------------     -----------------
Net Increase (Decrease) in Net
Assets Resulting from Operations                2,601,084              (275,919)
                                        -----------------     -----------------
From Fund Share Transactions - Net: *          (1,040,151)           (1,059,975)
                                        -----------------     -----------------
Net Assets:

Beginning of period                            27,994,294            29,555,227
                                        -----------------     -----------------
End of period (including
accumulated net investment loss
of $76,181 and $151,220,
respectively)                                 $29,555,227           $28,219,333
                                        =================     =================

*Analysis of Fund Share Transactions:

                                                                       YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------
                                                         1999                                        2000
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                     1,184,807           $12,972,731             3,234,189           $39,537,649
Less shares repurchased                        (1,104,630)          (12,013,213)           (3,341,631)          (41,147,006)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                            80,177              $959,518              (107,442)          ($1,609,357)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                       955,152           $10,400,345             1,012,078           $12,546,089
Less shares repurchased                        (1,177,076)          (12,586,150)           (1,000,017)          (12,357,855)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                          (221,924)          ($2,185,805)               12,061              $188,234
                                        =================     =================     =================     =================
CLASS C **
Shares sold                                        18,445              $195,641               172,501            $1,982,769
Less shares repurchased                              (897)               (9,505)             (143,833)           (1,621,621)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                       17,548              $186,136                28,668              $361,148
                                        =================     =================     =================     =================

** Class C shares commenced operations on March 1, 1999.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------
                                   PERIOD ENDED           YEAR ENDED OCTOBER 31,
                                    OCTOBER 31,     -------------------------------
                                      1998(1)            1999              2000
                                  -------------     -------------     -------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.00            $10.07            $11.16
                                  -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.01             (0.04)            (0.06)
Net Realized and Unrealized
Gain (Loss) on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                               0.06              1.13             (0.12)(3)
                                  -------------     -------------     -------------
Total From Investment Operations           0.07              1.09             (0.18)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.07            $11.16            $10.98
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(4)                        0.70%(5)         10.82%            (1.61%)
Total Adjusted Investment
Return at Net Asset
Value(4,6)                               (0.24%)(5)        10.49%            (2.01%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $12,147           $14,365           $12,945
Ratio of Expenses to Average
Net Assets                                1.90%(7)          1.90%             1.90%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  3.31%(7)          2.23%             2.30%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.16%(7)         (0.38%)           (0.52%)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(8)                            (1.25%)(7)        (0.71%)           (0.92%)
Portfolio Turnover Rate                     31%               64%               97%
Fee Reduction Per Share(2)                $0.10             $0.04             $0.05

The Financial Highlights summarizes the impact of the following factors on a single share for the period indicated: net investment income, gains (losses), dividends and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important rela tionships between some items presented in the financial statements are expressed in ratio form.


See notes to financial statements.




Financial Highlights (continued)
-----------------------------------------------------------------------------------
                                   PERIOD ENDED           YEAR ENDED OCTOBER 31,
                                    OCTOBER 31,     -------------------------------
                                      1998(1)            1999              2000
                                  -------------     -------------     -------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $11.07            $10.04            $11.06
                                  -------------     -------------     -------------
Net Investment Loss(2)                    (0.04)            (0.12)            (0.15)
Net Realized and Unrealized
Gain (Loss) on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                              (0.99)             1.14             (0.11)(3)
                                  -------------     -------------     -------------
Total From Investment Operations          (1.03)             1.02             (0.26)
                                  -------------     -------------     -------------
Net Asset Value, End of
Period                                   $10.04            $11.06            $10.80
                                  =============     =============     =============
Total Investment Return at
Net Asset Value(4)                       (9.30%)(5)        10.16%            (2.35%)
Total Adjusted Investment
Return at Net Asset
Value(4,6)                               (9.89%)(5)         9.83%            (2.75%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                          $15,847           $14,997           $14,776
Ratio of Expenses to Average
Net Assets                                2.60%(7)          2.60%             2.60%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  4.01%(7)          2.93%             3.00%
Ratio of Net Investment Loss
to Average Net Assets                    (1.12%)(7)        (1.08%)           (1.23%)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(8)                            (2.53%)(7)        (1.41%)           (1.63%)
Portfolio Turnover Rate                     31%               64%               97%
Fee Reduction Per Share(2)                $0.06             $0.04             $0.05

See notes to financial statements.




Financial Highlights (continued)
-----------------------------------------------------------------
                                   PERIOD ENDED       YEAR ENDED
                                    OCTOBER 31,       OCTOBER 31,
                                      1999(1)            2000
                                  -------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $10.64            $11.06
                                  -------------     -------------
Net Investment Loss(2)                    (0.07)            (0.13)
Net Realized and Unrealized
Gain (Loss) on Investments,
Financial Futures Contracts
and Foreign Currency
Transactions                               0.49             (0.13)(3)
                                  -------------     -------------
Total From Investment Operations           0.42             (0.26)
                                  -------------     -------------
Net Asset Value, End of
Period                                   $11.06            $10.80
                                  =============     =============
Total Investment Return at
Net Asset Value(4)                        3.95%(5)         (2.35%)
Total Adjusted Investment
Return at Net Asset
Value(4,6)                                3.73%(5)         (2.75%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $194              $499
Ratio of Expenses to Average
Net Assets                                2.60%(7)          2.60%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  2.93%(7)          3.00%
Ratio of Net Investment Loss
to Average Net Assets                    (1.17%)(7)        (1.16%)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(8)                            (1.50%)(7)        (1.56%)
Portfolio Turnover Rate                     64%               97%
Fee Reduction Per Share(2)                $0.03             $0.05

(1) Class A, Class B and Class C shares began operations on March 2,
    1998, June 1, 1998 and March 1, 1999, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.

See notes to financial statements.





Schedule of Investments
October 31, 2000
--------------------------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the European Equity Fund on October 31, 2000. It's divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. The common and preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                      SHARES           VALUE
-------------------                                                    ----------     ------------
COMMON STOCKS
Finland (2.45%)
Nokia Oyj (Telecommunications)                                             16,806         $691,544
                                                                                      ------------
France (19.80%)
Alcatel SA (Telecommunications)                                             9,002          549,251
Aventis SA (Medical)                                                        1,560          112,524
Axa SA (Insurance)                                                          1,054          139,530
Bouygues SA (Building)                                                      5,543          282,228
Cap Gemini SA (Computers)                                                   2,130          339,814
Carrefour SA (Retail)                                                       5,177          347,502
Etablissements Economiques du Casino
Guichard-Perrachon SA (Retail)                                              2,395          209,134
France Telecom SA  (Telecommunications)                                     2,095          219,027
Lagardere SCA (Diversified Operations)                                      3,090          175,424
L'Oreal SA (Cosmetics & Personal Care)                                      3,906          298,317
Pinault-Printemps-Redoute SA (Retail)                                       2,200          392,613
Renault SA (Automobile / Trucks)                                            4,978          247,546
Rexel SA (Electronics)                                                      1,970          137,083
Sanofi-Synthelabo SA (Medical)                                              1,500           78,920
Schneider Electric SA (Machinery)                                           1,850          120,491
Societe Generale (Banks - Foreign)                                          4,283          243,152
STMicroelectronics NV (Electronics)                                         7,415          374,082
Thomson Multimedia SA* (Electronics)                                        4,612          211,342
Total Fina Elf SA (Oil & Gas)                                               4,822          689,903
Vivendi SA (Diversified Operations)                                         5,850          420,477
                                                                                      ------------
                                                                                         5,588,360
                                                                                      ------------
Germany (5.85%)
Allianz AG (Insurance)                                                      2,100          712,022
Deutsche Bank AG (Banks - Foreign)                                          1,776          145,406
Deutsche Telekom AG  (Telecommunications)                                   3,693          138,674
Muenchener Rueckversicherungs-Gesellschaft AG
(Insurance)                                                                   905          284,538
Siemens AG (Diversified Operations)                                         2,906          370,028
                                                                                      ------------
                                                                                         1,650,668
                                                                                      ------------
Ireland (1.19%)
CRH Plc (Building)                                                         13,000          199,676
Elan Corp. Plc,* American Depositary  Receipts
(Medical)                                                                   2,600          135,038
                                                                                      ------------
                                                                                           334,714
                                                                                      ------------
Italy (7.77%)
Assicurazioni Generali SpA (Insurance)                                     13,925          457,899
Banca Fideuram SpA (Finance)                                               15,213          233,925
Banca Intesa SpA (Banks - Foreign)                                         35,000          145,238
Banca Nazionale del Lavoro  (Banks - Foreign)                              41,188          133,517
Eni SpA (Oil & Gas)                                                        23,475          127,095
Riunione Adriatica di Sicurta SpA  (Insurance)                             22,459          294,838
San Paolo-IMI SpA (Banks - Foreign)                                        16,198          262,542
Telecom Italia Mobile SpA  (Telecommunications)                            35,663          303,242
Telecom Italia SpA  (Telecommunications)                                   20,130          233,174
                                                                                      ------------
                                                                                         2,191,470
                                                                                      ------------
Netherlands (12.84%)
Aegon NV (Insurance)                                                        8,020          318,510
Akzo Nobel NV (Chemicals)                                                   5,400          245,848
Fortis (NL) NV (Insurance)                                                 11,152          340,689
ING Groep NV (Banks - Foreign)                                              5,942          408,030
Koninklijke Ahold NV (Retail)                                              13,316          386,798
Koninklijke Numico NV (Food)                                                5,443          254,503
Koninklijke (Royal) Philips Electronics NV
(Electronics)                                                               4,690          184,311
Royal Dutch Petroleum Co. (Oil & Gas)                                      12,834          761,168
TNT Post Group NV (Transport)                                               6,794          143,904
Unilever NV (Food)                                                          2,771          138,972
VNU NV (Media)                                                              6,009          283,008
Wolters Kluwer NV (Media)                                                   7,000          157,534
                                                                                      ------------
                                                                                         3,623,275
                                                                                      ------------
Norway (0.84%)
Tomra Systems ASA (Machinery)                                               5,870          235,964
                                                                                      ------------
Spain (3.78%)
Banco Bilbao Vizcaya Argentaria SA  (Banks - Foreign)                      22,105          294,505
Banco Santander Central Hispano SA  (Banks - Foreign)                      13,486          130,693
Repsol-YPF, SA (Oil & Gas)                                                  8,641          137,269
Telefonica Publicidad e Informacion, SA
(Advertising)                                                              18,000          122,198
Telefonica SA*  (Telecommunications)                                       20,071          382,715
                                                                                      ------------
                                                                                         1,067,380
                                                                                      ------------
Sweden (5.03%)
Ericsson (LM) Telefonaktiebolaget AB
(Telecommunications)                                                       43,100          573,672
Nordic Baltic Holding AB  (Banks - Foreign)                                54,800          413,879
Skandia Forsakrings AB (Insurance)                                         25,440          431,540
                                                                                      ------------
                                                                                         1,419,091
                                                                                      ------------
Switzerland (5.52%)
Adecco SA (Business Services - Misc.)                                         317          219,198
Compagnie Financiere Richemont AG  (Retail)                                    62          172,452
Credit Suisse Group (Banks - Foreign)                                       1,655          310,266
Novartis AG (Medical)                                                         300          455,107
Roche Holding AG (Medical)                                                     44          401,914
                                                                                      ------------
                                                                                         1,558,937
                                                                                      ------------
United Kingdom (29.14%)
Baltimore Technologies Plc*  (Computers)                                   12,500           96,216
Barclays Plc (Banks - Foreign)                                              4,995          142,921
Bookham Technology Plc* (Electronics)                                       2,500           82,305
BP Amoco Plc (Oil & Gas)                                                  121,209        1,027,949
British Telecommunications Plc
(Telecommunications)                                                       13,648          160,005
Cable & Wireless Plc  (Telecommunications)                                 20,676          292,498
Capita Group Plc  (Business Services - Misc.)                              16,199          123,396
Carlton Communications Plc (Media)                                         13,338          107,408
Centrica Plc (Utilities)                                                  130,054          447,223
COLT Telecom Group Plc*  (Telecommunications)                               5,540          176,842
Energis Plc*  (Telecommunications)                                         20,000          171,067
Freeserve Plc* (Computers)                                                 55,000          131,275
Glaxo Wellcome Plc (Medical)                                               23,107          665,177
HSBC Holdings Plc (Banks - Foreign)                                        44,102          628,379
Marconi Plc (Telecommunications)                                           13,729          173,305
New Dixons Group Plc (Electronics)                                         45,715          135,977
Pearson Plc (Media)                                                        15,545          417,042
Reckitt Benckiser Plc  (Soap & Cleaning
Preparations)                                                              15,800          207,700
Royal Bank of Scotland Group Plc  (Banks - Foreign)                        11,968          268,636
SEMA Group Plc (Computers)                                                 20,212          255,141
SmithKline Beecham Plc (Medical)                                           37,632          485,959
Standard Chartered Plc  (Banks - Foreign)                                  10,000          144,224
Tesco Plc (Retail)                                                         75,200          286,690
Vodafone AirTouch Plc  (Telecommunications)                               344,410        1,432,951
Zeneca Group Plc (Medical)                                                  3,500          163,928
                                                                                      ------------
                                                                                         8,224,214
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $23,748,009)                                                        (94.21%)      26,585,617
                                                                           ------     ------------
PREFERRED STOCKS
Germany (2.68%)
Fresenius AG (Medical)                                                        915          225,953
MLP AG (Finance)                                                              810          109,635
SAP AG (Computers)                                                          2,094          422,048
                                                                                      ------------
                                                                                           757,636
                                                                                      ------------
TOTAL PREFERRED STOCKS
(Cost $698,458)                                                            (2.68%)         757,636
                                                                           ------     ------------
WARRANTS
Germany (0.01%)
Muenchener Rueckversicherungs-Gesellschaft AG*
(Insurance)                                                                    16            1,419
                                                                                      ------------
TOTAL WARRANTS
(Cost $834)                                                                (0.01%)           1,419
                                                                           ------     ------------
TOTAL COMMON AND PREFERRED STOCKS
AND WARRANTS
(Cost $24,447,301)                                                        (96.90%)      27,344,672
                                                                           ------     ------------

                                                INTEREST               PAR VALUE         MARKET
                                                   RATE             (000s OMITTED)        VALUE
                                               ----------            ------------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.57%)
Investment in a joint repurchase
agreement transaction with  UBS
Warburg, Inc. -- Dated  10-31-00, due
11-01-00 (Secured by U.S. Treasury
Bonds, 6.000% and 9.125%,  due
05-15-18 and 02-15-26) - Note A                   6.56%                      $443         $443,000
                                                                                      ------------

                                                                     NUMBER OF SHARES
                                                                     ----------------
Cash Equivalents (11.30%)
Navigator Securities Lending  Prime
Portfolio**                                                             3,188,786        3,188,786
                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS                                              (12.87%)       3,631,786
                                                                        ---------     ------------
TOTAL INVESTMENTS                                                        (109.77%)      30,976,458
                                                                        ---------     ------------
OTHER ASSETS AND LIABILITIES, NET                                          (9.77%)      (2,757,125)
                                                                        ---------     ------------
TOTAL NET ASSETS                                                         (100.00%)     $28,219,333
                                                                        =========     ============

 * Non-income producing security.

** Represents investment of security lending collateral - Note A.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration
October 31, 2000 (Unaudited)
----------------------------------------------------------------------------
The Fund invests in securities issued by companies of other countries.
The performance of the Fund is closely tied to the economic conditions within the countries in which it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at October 31,
2000, assigned to the various investment categories.


                                     MARKET VALUE
                                    OF SECURITIES
                                  AS A PERCENTAGE
INVESTMENT CATEGORIES               OF NET ASSETS
---------------------             ---------------
Advertising                                  0.43%
Automobile / Trucks                          0.88
Banks -- Foreign                            13.01
Building                                     1.71
Business Services -- Misc.                   1.21
Chemicals                                    0.87
Computers                                    4.41
Cosmetics & Personal Care                    1.06
Diversified Operations                       3.42
Electronics                                  3.99
Finance                                      1.22
Food                                         1.39
Insurance                                   10.57
Machinery                                    1.26
Media                                        3.42
Medical                                      9.65
Oil & Gas                                    9.72
Retail                                       6.36
Soap & Cleaning Preparations                 0.74
Telecommunications                          19.49
Transport                                    0.51
Utilities                                    1.58
Short-term investments                      12.87
                                          -------
TOTAL INVESTMENTS                          109.77%
                                          =======

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- European Equity Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock European Equity Fund (the "Fund") is a diversified series of John Hancock World Fund (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund's investment objective is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2000, the Fund loaned securities having a market value of $3,083,484 collateralized by cash in the amount of $3,188,786. The cash collateral was invested in a short-term instrument.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had the following open forward foreign currency exchange contracts at October 31, 2000:

                                                          UNREALIZED
                     PRINCIPAL AMOUNT    EXPIRATION     APPRECIATION
CURRENCY          COVERED BY CONTRACT          DATE    (DEPRECIATION)
--------          -------------------    ----------     ------------
BUYS
Euro Currency                155,132      NOV 2000             ($437)
Pound Sterling               324,136      NOV 2000              (242)
                                                         -----------
                                                               ($679)
                                                         ===========

SELLS
Pound Sterling               171,679      NOV 2000             ($112)
                                                         ===========

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts. The Fund had no open financial futures contracts at October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $2,057,027 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: October 31, 2006 --
$822,658 and October 31, 2007 -- $1,234,369.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Indocam International Investment Services. The Fund is not responsible for the payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses on Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets, at least until February 28, 2001. Accordingly, the reduction in the Fund's expenses amounted to $132,448 for the year ended October 31, 2000. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $31,625 with regard to sales of Class A shares. Of this amount, $5,067 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,696 was paid as sales commissions to unrelated broker-dealers and $10,862 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $4,813 with regard to sales of Class C shares. Of this amount, $4,297 was paid as sales commissions to unrelated broker-dealers and $516 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $89,990 for Class B and $44 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

The Adviser owns 150,000 shares of beneficial interest of the Fund. Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $30,694,619 and $32,743,502, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $28,484,688. Gross unrealized appreciation and depreciation of investments aggregated $3,962,871 and $1,471,101, respectively, resulting in net unrealized appreciation of $2,491,770.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized loss on investments of $124,361, a decrease in accumulated net investment loss of $226,692 and a decrease in capital paid-in of $351,053. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses, passive foreign investment companies and net realized gain/loss on foreign currency transactions, in computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.


REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock European Equity Fund  and the
Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock European Equity Fund (the "Fund") (a series of John Hancock World Fund) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and the significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8 , 2000



NOTES

John Hancock Funds -- European Equity Fund



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